Statement of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
REVENUES	$ 2,008,997,000	$ 2,026,039,000
EXPENSES
OPERATING	1,246,175,000	1,249,252,000
SELLING, GENERAL AND ADMINISTRATION	254,023,000	255,173,000
GOODWILL IMPAIRMENT	0	0
AMORTIZATION	285,605,000	296,491,000
NET (GAIN) LOSS ON SALE OF CAPITAL ASSETS	(17,905,000)	(7,793,000)
OPERATING INCOME (LOSS)	241,099,000	232,916,000
INTEREST ON LONG-TERM DEBT	61,917,000	60,754,000
NET FOREIGN EXCHANGE (GAIN) LOSS	(150,000)	(1,061,000)
NET (GAIN) LOSS ON FINANCIAL INSTRUMENTS	24,214,000	(4,282,000)
LOSS ON EXTINGUISHMENT OF DEBT	0	1,240,000
RE-MEASUREMENT GAIN ON PREVIOUSLY HELD EQUITY INVESTMENT	(5,156,000)	0
OTHER EXPENSES	0	0
INCOME (LOSS) BEFORE INCOME TAX EXPENSE AND NET LOSS FROM EQUITY ACCOUNTED INVESTEE	160,274,000	176,265,000
INCOME TAX EXPENSE
Current	34,026,000	29,535,000
Deferred	(350,000)	28,908,000
Total Income Tax Expense	33,676,000	58,443,000
NET LOSS FROM EQUITY ACCOUNTED INVESTEE	82,000	(148,000)
NET INCOME (LOSS)	126,516,000	117,970,000
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(41,773,000)	(33,181,000)
Derivatives designated as cash flow hedges, net of income tax	0	(1,051,000)
Settlement of derivatives designated as cash flow hedges, net of income tax	418,000	457,000
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	418,000	(594,000)
OTHER COMPREHENSIVE INCOME (LOSS)	(41,355,000)	(33,775,000)
COMPREHENSIVE INCOME (LOSS)	85,161,000	84,195,000
NET INCOME (LOSS) - CONTROLLING INTEREST	126,516,000	117,970,000
COMPREHENSIVE INCOME (LOSS) - CONTROLLING INTEREST	$ 85,161,000	$ 84,195,000
Net income (loss) per weighted average share, basic	$ 1.1	$ 1.02
Net income (loss) per weighted average share, diluted	$ 1.1	$ 1.02
Weighted average number of shares outstanding (thousands), basic	114,822,000	115,170,000
Weighted average number of shares outstanding (thousands), diluted	114,822,000	115,170,000